Quarterly Holdings Report
for
Fidelity® International Index Fund
May 31, 2024
SPI-NPRT1-0724
1.816029.119
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 7.2%
Ampol Ltd.	705,303	16,293,171
ANZ Group Holdings Ltd.	8,901,329	167,310,604
APA Group unit	3,798,340	20,824,338
Aristocrat Leisure Ltd.	1,692,209	50,587,193
ASX Ltd.	573,850	23,805,922
Aurizon Holdings Ltd.	5,447,932	13,339,196
BHP Group Ltd.	15,010,209	446,738,813
BlueScope Steel Ltd.	1,311,665	18,449,223
Brambles Ltd.	4,121,694	39,051,336
CAR Group Ltd.	1,060,437	24,617,050
Cochlear Ltd.	193,843	41,601,673
Coles Group Ltd.	3,964,279	43,309,934
Commonwealth Bank of Australia	4,954,090	394,028,201
Computershare Ltd.	1,584,181	27,974,084
Dexus unit unit	3,183,350	14,360,324
Endeavour Group Ltd.	4,505,649	14,869,254
Fortescue Ltd.	5,012,047	82,502,098
Glencore PLC	30,693,879	189,187,658
Goodman Group unit	5,058,908	112,826,458
Insurance Australia Group Ltd.	7,067,517	29,154,709
Macquarie Group Ltd.	1,076,781	136,803,500
Medibank Private Ltd.	8,151,023	20,174,613
Mineral Resources Ltd.	519,996	24,792,879
Mirvac Group unit	11,678,562	15,229,849
National Australia Bank Ltd.	9,183,238	207,192,386
Northern Star Resources Ltd.	3,402,137	32,482,830
Orica Ltd.	1,438,727	17,536,948
Origin Energy Ltd.	5,098,816	34,569,547
Pilbara Minerals Ltd. (a)	8,462,477	21,339,629
Pro Medicus Ltd.	169,986	13,585,594
Qantas Airways Ltd. (b)	2,363,131	9,669,702
QBE Insurance Group Ltd.	4,446,654	52,662,746
Ramsay Health Care Ltd.	544,003	17,051,577
REA Group Ltd.	156,411	19,430,547
Reece Ltd.	669,172	11,558,264
Rio Tinto Ltd.	1,098,689	94,271,401
Rio Tinto PLC	3,336,329	234,868,832
Santos Ltd.	9,612,433	48,841,817
Scentre Group unit	15,375,828	32,225,468
SEEK Ltd.	1,054,305	15,741,252
Seven Group Holdings Ltd.	589,696	15,376,362
Sonic Healthcare Ltd.	1,350,759	21,986,421
South32 Ltd.	13,405,246	35,517,874
Stockland Corp. Ltd. unit	7,065,312	21,154,074
Suncorp Group Ltd.	3,765,674	39,862,365
Telstra Group Ltd.	11,969,173	27,634,002
The GPT Group	5,669,534	15,805,620
The Lottery Corp. Ltd.	6,587,616	21,345,552
Transurban Group unit	9,151,911	76,176,192
Treasury Wine Estates Ltd.	2,401,579	18,104,100
Vicinity Centres unit	11,452,364	14,858,669
Washington H. Soul Pattinson & Co. Ltd.	694,432	14,341,732
Wesfarmers Ltd.	3,358,611	145,006,557
Westpac Banking Corp.	10,279,852	177,695,394
WiseTech Global Ltd.	493,451	31,738,465
Woodside Energy Group Ltd.	5,619,729	103,984,817
Woolworths Group Ltd.	3,615,531	76,016,756
TOTAL AUSTRALIA		3,687,465,572
Austria - 0.2%
Erste Group Bank AG	996,621	48,974,188
Mondi PLC	1,306,449	26,044,375
OMV AG	435,883	22,028,880
Verbund AG	201,536	16,547,524
Voestalpine AG	317,071	9,280,370
TOTAL AUSTRIA		122,875,337
Belgium - 0.8%
Ageas	472,888	23,591,324
Anheuser-Busch InBev SA NV	2,659,582	167,797,333
D'ieteren Group	63,585	13,885,123
Elia Group SA/NV	87,041	8,865,438
Groupe Bruxelles Lambert SA	260,513	19,977,936
KBC Group NV	741,060	54,120,150
Lotus Bakeries SA	1,208	12,883,136
Sofina SA	45,616	11,100,079
Syensqo SA	219,354	21,953,678
UCB SA	374,191	52,488,059
Umicore SA (a)	619,880	12,277,505
Warehouses de Pauw	519,567	15,228,267
TOTAL BELGIUM		414,168,028
Brazil - 0.0%
Yara International ASA	490,042	15,238,075
Burkina Faso - 0.0%
Endeavour Mining PLC	543,848	11,996,076
Chile - 0.1%
Antofagasta PLC	1,167,136	33,106,649
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	10,952,532	34,428,145
Prosus NV	4,195,611	152,328,510
SITC International Holdings Co. Ltd.	3,970,319	10,184,995
Wharf Holdings Ltd.	3,166,000	9,430,918
Wilmar International Ltd.	5,685,608	13,002,168
TOTAL CHINA		219,374,736
Denmark - 3.7%
A.P. Moller - Maersk A/S:
Series A	8,974	15,747,368
Series B	13,252	24,094,539
Carlsberg A/S Series B	282,739	38,359,120
Coloplast A/S Series B	373,277	44,896,705
Danske Bank A/S	2,041,446	62,757,404
Demant A/S (b)	294,462	14,152,488
DSV A/S	506,701	78,016,419
Genmab A/S (b)	195,704	55,239,214
Novo Nordisk A/S Series B	9,658,601	1,308,625,662
Novonesis (NOVOZYMES) B Series B	1,104,263	65,860,067
ORSTED A/S (b)(c)	559,891	34,341,909
Pandora A/S	242,695	39,865,169
Rockwool International A/S Series B	27,529	11,582,575
Tryg A/S	1,033,407	21,275,809
Vestas Wind Systems A/S (b)	2,988,904	83,863,797
TOTAL DENMARK		1,898,678,245
Finland - 1.0%
Elisa Corp. (A Shares)	420,972	19,615,474
Fortum Corp.	1,327,817	20,287,672
Kesko Oyj	808,386	14,705,518
Kone OYJ (B Shares)	1,005,973	51,323,835
Metso Corp.	1,840,132	22,503,734
Neste OYJ	1,252,149	26,287,978
Nokia Corp.	15,783,552	61,735,806
Nordea Bank Abp (Helsinki Stock Exchange)	9,337,938	114,793,673
Orion Oyj (B Shares)	319,357	13,006,604
Sampo Oyj (A Shares)	1,336,118	57,192,139
Stora Enso Oyj (R Shares)	1,722,269	25,230,135
UPM-Kymmene Corp.	1,579,697	60,387,257
Wartsila Corp.	1,488,625	31,212,453
TOTAL FINLAND		518,282,278
France - 9.8%
Accor SA	573,865	25,035,748
Aeroports de Paris SA	102,513	14,689,663
Air Liquide SA	849,339	167,212,769
Air Liquide SA	308,700	60,775,005
Airbus Group NV	1,758,691	299,156,562
Alstom SA (a)	853,862	16,807,218
Alstom SA rights 6/6/24 (a)(b)	841,862	911,635
Amundi SA (c)	181,709	14,021,366
Arkema SA	177,685	18,208,453
AXA SA	5,375,262	194,081,759
bioMerieux SA	122,610	13,019,951
BNP Paribas SA	3,056,570	225,625,946
Bollore SA	2,108,551	14,201,512
Bouygues SA	560,787	21,976,500
Bureau Veritas SA	940,065	28,312,148
Capgemini SA	459,781	93,152,600
Carrefour SA	1,678,246	27,368,044
Compagnie de St.-Gobain	1,349,054	119,109,854
Compagnie Generale des Etablissements Michelin SCA Series B	2,010,259	81,526,192
Covivio	162,012	8,432,164
Credit Agricole SA	3,134,517	51,001,390
Danone SA	1,905,705	122,898,747
Dassault Aviation SA	58,418	12,678,691
Dassault Systemes SA	1,980,684	80,498,866
Edenred SA	738,706	34,469,141
Eiffage SA	217,538	24,068,430
Engie SA	3,915,685	66,338,035
Engie SA	1,490,100	25,244,703
EssilorLuxottica SA	855,050	191,748,360
EssilorLuxottica SA rights (d)	860,169	3,686,639
Eurazeo SA	135,108	11,404,547
Gecina SA	136,154	14,696,108
Getlink SE	895,309	15,777,623
Hermes International SCA	93,736	222,493,732
Ipsen SA	111,630	14,644,221
Kering SA	220,327	76,170,423
Klepierre SA	636,767	18,482,756
L'Oreal SA	374,138	184,674,728
L'Oreal SA	201,944	99,679,672
L'Oreal SA	136,100	67,179,037
La Francaise des Jeux SAEM (c)	310,917	11,193,189
Legrand SA	781,453	84,852,458
LVMH Moet Hennessy Louis Vuitton SE	816,198	652,749,533
Orange SA	5,511,078	64,351,080
Pernod Ricard SA	605,275	90,641,749
Publicis Groupe SA	677,418	76,090,902
Remy Cointreau SA	68,262	6,391,636
Renault SA	568,912	33,418,019
Rexel SA	667,531	20,286,191
Safran SA	1,011,650	236,933,968
Sartorius Stedim Biotech	86,421	17,215,524
SEB SA	73,702	9,135,837
Societe Generale Series A	2,138,922	64,066,804
Sodexo SA	177,157	16,500,079
Sodexo SA	84,696	7,915,157
Teleperformance	159,607	18,257,761
Thales SA	279,972	50,846,085
TotalEnergies SE	6,357,914	465,809,357
Unibail-Rodamco-Westfield NV	349,790	30,819,970
Veolia Environnement SA	2,039,651	68,281,146
VINCI SA	1,483,226	185,095,017
Vivendi SA	2,133,774	23,497,153
TOTAL FRANCE		5,015,809,553
Germany - 8.0%
adidas AG	479,471	121,435,873
Allianz SE	1,159,371	339,391,915
BASF AG	2,641,598	139,810,963
Bayer AG	2,907,680	89,455,358
Bayerische Motoren Werke AG (BMW)	943,806	96,270,579
Bechtle AG	242,399	11,831,526
Beiersdorf AG	298,338	46,772,574
Brenntag SE	384,604	27,705,294
Carl Zeiss Meditec AG	119,123	11,019,552
Commerzbank AG	3,120,086	52,977,167
Continental AG	325,577	22,189,574
Covestro AG (b)(c)	559,383	30,139,075
CTS Eventim AG	184,685	16,021,763
Daimler Truck Holding AG	1,583,199	67,739,105
Deutsche Bank AG	5,608,532	93,328,677
Deutsche Borse AG	562,343	112,061,921
Deutsche Lufthansa AG	1,770,816	12,402,793
Deutsche Telekom AG	9,592,974	233,246,583
DHL Group	2,933,795	123,513,871
E.ON SE	6,644,884	88,989,141
Evonik Industries AG	758,571	16,710,206
Fresenius Medical Care AG & Co. KGaA	607,891	25,929,202
Fresenius SE & Co. KGaA	1,250,260	39,891,192
GEA Group AG	459,043	19,217,222
Hannover Reuck SE	178,466	44,368,235
HeidelbergCement AG	404,150	42,384,602
Henkel AG & Co. KGaA	307,570	24,645,600
Infineon Technologies AG	3,865,135	156,377,525
Knorr-Bremse AG	214,697	16,534,467
LEG Immobilien AG	219,341	19,506,919
LEG Immobilien AG rights (b)(d)	215,759	573,568
Mercedes-Benz Group AG (Germany)	2,374,798	172,356,443
Merck KGaA	382,518	69,522,713
MTU Aero Engines AG	159,304	39,793,843
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	403,905	201,426,704
Nemetschek SE	170,923	15,706,956
Puma AG	312,477	16,227,548
Rational AG	15,143	12,922,542
Rheinmetall AG	128,921	74,312,635
RWE AG	1,871,315	71,117,847
SAP SE	3,090,603	563,597,835
Scout24 AG (c)	221,978	16,697,968
Siemens AG	2,249,372	433,546,780
Siemens Energy AG (a)(b)	1,774,288	48,316,105
Siemens Healthineers AG (c)	834,635	48,704,511
Symrise AG	392,999	46,943,997
Talanx AG	191,070	15,241,011
Volkswagen AG	87,340	12,523,437
Vonovia SE	2,169,994	68,215,136
Vonovia SE rights (d)	2,139,608	2,089,423
Zalando SE (b)(c)	663,618	17,625,212
TOTAL GERMANY		4,089,330,688
Hong Kong - 1.7%
AIA Group Ltd.	33,261,146	258,346,039
CK Asset Holdings Ltd.	5,740,112	22,735,649
CK Infrastructure Holdings Ltd.	1,864,115	10,782,102
CLP Holdings Ltd.	4,860,231	38,510,346
Futu Holdings Ltd. ADR (b)	165,772	12,456,108
Hang Seng Bank Ltd.	2,263,386	31,536,645
Henderson Land Development Co. Ltd.	4,298,333	13,449,329
HKT Trust/HKT Ltd. unit	11,216,718	13,071,942
Hong Kong & China Gas Co. Ltd.	33,136,354	25,781,387
Hong Kong Exchanges and Clearing Ltd.	3,564,759	120,582,053
Hongkong Land Holdings Ltd.	3,265,462	11,069,916
Jardine Matheson Holdings Ltd.	467,593	17,207,422
Link (REIT)	7,558,664	31,870,462
MTR Corp. Ltd.	4,600,415	15,632,576
Power Assets Holdings Ltd.	4,099,922	22,764,160
Prudential PLC	8,138,196	77,953,080
Sino Land Ltd.	11,519,985	12,260,052
Sun Hung Kai Properties Ltd.	4,288,163	41,434,439
Swire Pacific Ltd. (A Shares)	1,252,705	10,904,364
Swire Properties Ltd.	3,462,866	6,369,185
Techtronic Industries Co. Ltd.	4,072,389	50,097,557
WH Group Ltd. (c)	24,682,765	16,820,223
Wharf Real Estate Investment Co. Ltd.	4,942,825	14,381,712
TOTAL HONG KONG		876,016,748
Ireland - 0.5%
AerCap Holdings NV	606,048	56,186,710
AIB Group PLC	5,037,971	28,669,524
Bank of Ireland Group PLC	3,079,955	35,398,125
Kerry Group PLC Class A	462,476	39,182,043
Kingspan Group PLC (Ireland)	461,005	44,412,324
Smurfit Kappa Group PLC	772,762	37,689,959
TOTAL IRELAND		241,538,685
Israel - 0.6%
Azrieli Group	125,608	7,601,407
Bank Hapoalim BM (Reg.)	3,760,056	34,507,566
Bank Leumi le-Israel BM	4,507,197	37,349,605
Check Point Software Technologies Ltd. (b)	267,335	40,233,918
Elbit Systems Ltd. (Israel)	78,981	14,987,150
Global-e Online Ltd. (a)(b)	295,331	9,220,234
Icl Group Ltd.	2,290,149	10,700,447
Israel Discount Bank Ltd. (Class A)	3,661,182	18,766,677
Mizrahi Tefahot Bank Ltd.	458,484	16,694,646
NICE Ltd. (b)	186,078	35,465,194
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	3,315,966	56,139,304
Wix.com Ltd. (b)	156,460	25,205,706
TOTAL ISRAEL		306,871,854
Italy - 2.5%
Amplifon SpA	368,523	13,621,754
Assicurazioni Generali SpA	3,018,742	77,698,188
Banco BPM SpA	3,811,812	27,502,161
Coca-Cola HBC AG	649,139	22,028,722
Davide Campari Milano NV (a)	1,822,092	18,253,238
DiaSorin SpA	66,236	7,148,132
Enel SpA	24,072,257	174,781,799
Eni SpA	6,318,719	99,800,327
Ferrari NV (Italy)	373,071	153,736,059
FinecoBank SpA	1,808,375	29,329,238
Infrastrutture Wireless Italiane SpA (c)	994,666	10,905,444
Intesa Sanpaolo SpA	43,289,279	170,526,751
Leonardo SpA	1,197,806	30,809,895
Mediobanca SpA	1,509,356	23,889,538
Moncler SpA	650,675	43,419,221
Nexi SpA (b)(c)	1,747,874	11,634,843
Poste Italiane SpA (c)	1,352,993	18,586,094
Prysmian SpA	777,536	51,138,362
Recordati SpA	309,474	16,334,936
Snam SpA	5,968,279	28,317,862
Telecom Italia SpA (a)(b)	29,490,906	7,773,977
Terna - Rete Elettrica Nazionale	4,164,281	35,048,642
UniCredit SpA	4,479,956	178,358,879
TOTAL ITALY		1,250,644,062
Japan - 21.9%
Advantest Corp.	2,267,568	75,484,263
AEON Co. Ltd.	1,935,467	41,746,349
AGC, Inc. (a)	579,230	20,211,715
Aisin Seiki Co. Ltd.	436,067	16,190,476
Ajinomoto Co., Inc.	1,388,961	49,659,018
Ana Holdings, Inc.	473,012	9,010,001
Asahi Group Holdings	1,425,528	52,297,544
Asahi Kasei Corp.	3,713,027	24,197,876
Asics Corp.	477,700	26,426,668
Astellas Pharma, Inc.	5,356,043	52,583,405
Bandai Namco Holdings, Inc.	1,773,995	32,362,686
Bridgestone Corp.	1,689,877	74,069,774
Brother Industries Ltd.	686,564	13,171,167
Canon, Inc.	2,960,702	86,162,735
Capcom Co. Ltd.	1,025,420	18,908,963
Central Japan Railway Co.	2,286,335	50,995,023
Chiba Bank Ltd.	1,568,880	14,994,493
Chubu Electric Power Co., Inc.	1,906,957	26,346,088
Chugai Pharmaceutical Co. Ltd.	1,987,822	60,480,988
Concordia Financial Group Ltd. (a)	3,110,240	18,780,272
Dai Nippon Printing Co. Ltd.	615,459	19,169,471
Dai-ichi Mutual Life Insurance Co.	2,678,598	72,070,277
Daifuku Co. Ltd.	899,320	15,688,706
Daiichi Sankyo Kabushiki Kaisha	5,474,517	193,245,453
Daikin Industries Ltd.	780,795	114,098,094
Daito Trust Construction Co. Ltd.	173,393	18,302,380
Daiwa House Industry Co. Ltd.	1,658,732	44,133,288
Daiwa Securities Group, Inc.	3,948,195	31,032,682
DENSO Corp.	5,596,992	90,954,163
Dentsu Group, Inc.	599,710	15,875,366
Disco Corp.	272,623	107,238,720
East Japan Railway Co.	2,686,017	46,579,728
Eisai Co. Ltd.	746,043	32,027,256
ENEOS Holdings, Inc.	8,527,531	44,089,383
FANUC Corp.	2,820,330	78,946,932
Fast Retailing Co. Ltd.	518,023	133,042,470
Fuji Electric Co. Ltd.	375,551	22,404,147
FUJIFILM Holdings Corp.	3,313,375	75,663,485
Fujitsu Ltd.	5,210,410	75,451,788
Hamamatsu Photonics K.K.	415,355	12,209,876
Hankyu Hanshin Holdings, Inc.	677,352	17,758,066
Hikari Tsushin, Inc.	53,345	8,731,125
Hitachi Construction Machinery Co. Ltd.	318,362	8,674,898
Hitachi Ltd.	2,744,113	282,609,855
Honda Motor Co. Ltd.	13,283,155	150,414,681
Hoshizaki Corp.	321,547	11,511,205
Hoya Corp.	1,038,718	126,446,361
Hulic Co. Ltd.	1,136,434	10,492,495
Ibiden Co. Ltd.	333,499	13,429,874
Idemitsu Kosan Co. Ltd.	2,679,210	18,346,100
INPEX Corp.	2,794,965	43,125,638
Isuzu Motors Ltd.	1,725,745	23,128,327
Itochu Corp.	3,518,103	166,077,674
Japan Airlines Co. Ltd. (a)	427,006	7,175,841
Japan Exchange Group, Inc.	1,468,556	34,518,372
Japan Post Bank Co. Ltd.	4,282,775	42,292,624
Japan Post Holdings Co. Ltd.	6,168,150	59,562,646
Japan Post Insurance Co. Ltd.	567,116	10,894,080
Japan Real Estate Investment Corp.	3,790	12,483,515
Japan Tobacco, Inc.	3,551,676	100,770,726
JFE Holdings, Inc.	1,703,267	25,786,606
Kajima Corp.	1,251,696	21,267,479
Kansai Electric Power Co., Inc.	2,083,783	37,710,666
Kao Corp.	1,378,943	60,398,624
Kawasaki Kisen Kaisha Ltd.	1,163,500	17,292,314
KDDI Corp.	4,429,942	122,066,052
Keisei Electric Railway Co.	382,683	13,744,654
Keyence Corp.	575,828	259,561,116
Kikkoman Corp.	2,008,405	23,338,539
Kintetsu Group Holdings Co. Ltd.	536,075	11,381,772
Kirin Holdings Co. Ltd.	2,299,422	31,754,885
Kobe Bussan Co. Ltd. (a)	445,328	9,857,163
Koito Manufacturing Co. Ltd.	592,200	8,354,025
Komatsu Ltd.	2,738,047	80,474,025
Konami Group Corp.	297,340	20,839,320
Kubota Corp.	2,960,177	41,897,255
Kyocera Corp.	3,799,944	43,075,705
Kyowa Kirin Co., Ltd.	799,130	13,512,003
Lasertec Corp.	237,162	60,978,180
LY Corp.	7,911,031	18,800,698
M3, Inc.	1,306,411	12,668,227
Makita Corp.	663,014	19,532,279
Marubeni Corp.	4,217,185	82,595,899
MatsukiyoCocokara & Co.	1,015,500	14,322,189
Mazda Motor Corp.	1,682,926	17,742,691
McDonald's Holdings Co. (Japan) Ltd. (a)	255,822	10,475,908
Meiji Holdings Co. Ltd.	694,866	15,563,057
Minebea Mitsumi, Inc.	1,074,385	22,596,090
Mitsubishi Chemical Group Corp.	4,012,353	21,250,119
Mitsubishi Corp.	9,894,888	208,845,589
Mitsubishi Electric Corp.	5,719,569	99,390,896
Mitsubishi Estate Co. Ltd.	3,331,616	56,183,653
Mitsubishi HC Capital, Inc.	2,387,882	15,798,755
Mitsubishi Heavy Industries Ltd.	9,485,690	82,978,498
Mitsubishi UFJ Financial Group, Inc.	32,864,368	349,074,748
Mitsui & Co. Ltd.	3,807,761	193,869,196
Mitsui Chemicals, Inc.	505,246	15,307,527
Mitsui Fudosan Co. Ltd.	7,902,729	72,602,849
Mitsui OSK Lines Ltd.	1,018,725	33,579,629
Mizuho Financial Group, Inc.	7,139,664	146,251,316
MonotaRO Co. Ltd. (a)	741,883	7,836,831
MS&AD Insurance Group Holdings, Inc.	3,807,844	79,202,839
Murata Manufacturing Co. Ltd.	5,100,551	96,479,035
NEC Corp.	726,800	54,101,390
Nexon Co. Ltd.	994,751	17,085,823
Nidec Corp.	1,235,406	61,583,050
Nintendo Co. Ltd.	3,075,030	167,221,655
Nippon Building Fund, Inc.	4,531	16,912,199
Nippon Express Holdings, Inc.	214,497	10,571,124
Nippon Paint Holdings Co. Ltd.	2,806,382	18,862,085
Nippon Prologis REIT, Inc.	6,722	11,079,022
Nippon Sanso Holdings Corp.	512,744	15,111,871
Nippon Steel Corp.	2,532,021	55,431,596
Nippon Telegraph & Telephone Corp.	88,440,625	86,849,438
Nippon Yusen KK	1,358,944	43,085,495
Nissan Chemical Corp.	369,700	10,279,073
Nissan Motor Co. Ltd.	6,942,471	24,830,554
Nissin Food Holdings Co. Ltd.	593,635	14,940,434
Nitori Holdings Co. Ltd.	237,104	26,121,065
Nitto Denko Corp.	424,824	32,524,570
Nomura Holdings, Inc.	8,894,988	54,021,270
Nomura Real Estate Holdings, Inc.	325,426	8,357,839
Nomura Real Estate Master Fund, Inc.	11,862	11,140,542
Nomura Research Institute Ltd.	1,117,388	29,869,959
NTT Data Corp.	1,867,949	28,724,818
Obayashi Corp.	1,921,919	22,373,961
OBIC Co. Ltd.	191,633	24,815,477
Olympus Corp.	3,416,665	53,922,896
OMRON Corp.	518,851	16,947,777
Ono Pharmaceutical Co. Ltd.	1,107,002	16,030,363
Oracle Corp. Japan	113,922	8,062,518
Oriental Land Co. Ltd.	3,229,280	90,279,881
ORIX Corp.	3,416,112	74,498,727
Osaka Gas Co. Ltd.	1,091,941	24,861,427
Otsuka Corp.	674,862	12,792,189
Otsuka Holdings Co. Ltd.	1,238,244	51,121,477
Pan Pacific International Holdings Ltd.	1,127,468	28,942,157
Panasonic Holdings Corp.	6,900,705	60,952,821
Rakuten Group, Inc. (b)	4,440,275	23,094,411
Recruit Holdings Co. Ltd.	4,394,773	221,856,476
Renesas Electronics Corp.	4,429,196	81,615,107
Resona Holdings, Inc.	6,241,126	43,322,131
Ricoh Co. Ltd.	1,623,634	14,580,306
ROHM Co. Ltd.	975,520	12,579,751
SBI Holdings, Inc. Japan	804,122	20,769,679
Screen Holdings Co. Ltd.	240,500	23,005,071
SCSK Corp.	462,852	8,761,711
Secom Co. Ltd.	621,456	38,670,061
Seiko Epson Corp.	854,620	13,808,841
Sekisui Chemical Co. Ltd.	1,128,298	16,164,152
Sekisui House Ltd.	1,765,702	39,759,330
Seven & i Holdings Co. Ltd.	6,624,487	85,500,612
SG Holdings Co. Ltd.	947,717	9,569,673
Shimadzu Corp.	701,054	18,134,281
SHIMANO, Inc.	225,985	36,880,775
Shin-Etsu Chemical Co. Ltd.	5,331,995	199,035,753
Shionogi & Co. Ltd.	745,997	33,609,494
Shiseido Co. Ltd.	1,183,875	37,572,868
Shizuoka Financial Group	1,298,821	13,414,595
SMC Corp.	169,459	85,581,786
SoftBank Corp.	8,446,188	101,271,591
SoftBank Group Corp.	3,045,562	176,239,061
Sompo Holdings, Inc.	2,638,333	55,839,656
Sony Group Corp.	3,695,501	303,403,422
Subaru Corp.	1,785,044	39,904,133
Sumco Corp.	1,036,443	15,581,194
Sumitomo Corp.	3,076,937	80,069,624
Sumitomo Electric Industries Ltd.	2,114,817	34,322,281
Sumitomo Metal Mining Co. Ltd.	731,657	23,818,941
Sumitomo Mitsui Financial Group, Inc.	3,704,164	242,434,265
Sumitomo Mitsui Trust Holdings, Inc.	1,939,344	45,088,896
Sumitomo Realty & Development Co. Ltd.	845,454	26,473,556
Suntory Beverage & Food Ltd.	411,571	15,050,678
Suzuki Motor Corp.	4,651,672	55,456,800
Sysmex Corp.	1,490,242	25,515,859
T&D Holdings, Inc.	1,449,105	26,197,431
Taisei Corp.	492,244	18,689,719
Takeda Pharmaceutical Co. Ltd.	4,683,433	124,696,356
TDK Corp.	1,150,639	57,791,439
Terumo Corp.	3,970,838	67,639,170
TIS, Inc.	629,289	11,482,178
Toho Co. Ltd.	331,163	10,479,502
Tokio Marine Holdings, Inc.	5,561,579	192,682,621
Tokyo Electric Power Co., Inc. (b)	4,518,437	27,126,291
Tokyo Electron Ltd.	1,395,880	296,427,173
Tokyo Gas Co. Ltd.	1,066,743	23,960,547
Tokyu Corp.	1,479,568	17,262,019
Toppan Holdings, Inc.	681,045	17,640,922
Toray Industries, Inc.	4,104,435	20,561,838
Toto Ltd.	419,030	10,513,964
Toyota Industries Corp.	433,963	40,839,681
Toyota Motor Corp.	31,386,825	683,689,572
Toyota Tsusho Corp.	628,758	38,397,621
Trend Micro, Inc.	396,097	17,926,708
Unicharm Corp.	1,194,322	38,542,552
West Japan Railway Co.	1,299,934	25,934,425
Yakult Honsha Co. Ltd.	759,340	13,814,083
Yamaha Motor Co. Ltd.	2,643,191	25,881,416
Yamato Holdings Co. Ltd.	746,907	8,581,266
Yaskawa Electric Corp.	710,414	27,203,515
Yokogawa Electric Corp.	675,759	17,405,439
Zensho Holdings Co. Ltd.	285,400	11,180,806
ZOZO, Inc.	400,150	9,333,882
TOTAL JAPAN		11,234,931,673
Jordan - 0.0%
Hikma Pharmaceuticals PLC	492,535	12,177,225
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(c)	567,975	17,398,170
Luxembourg - 0.1%
ArcelorMittal SA:
(Netherlands)	1,388,234	36,625,213
rights (b)(d)	1,493,156	377,025
Eurofins Scientific SA (a)	399,816	24,134,046
TOTAL LUXEMBOURG		61,136,284
Macau - 0.1%
Galaxy Entertainment Group Ltd.	6,471,889	31,182,856
Sands China Ltd. (b)	7,186,206	17,222,960
TOTAL MACAU		48,405,816
Netherlands - 4.6%
ABN AMRO Bank NV GDR (Bearer) (c)	1,280,922	21,911,490
Adyen BV (b)(c)	64,322	83,411,786
AEGON NV	4,028,285	26,128,541
Akzo Nobel NV	504,927	35,416,951
Argenx SE (b)	175,898	65,055,470
ASM International NV (Netherlands)	138,979	97,800,981
ASML Holding NV (Netherlands)	1,182,650	1,131,525,497
ASR Nederland NV	469,098	22,703,617
BE Semiconductor Industries NV	228,161	33,943,057
Euronext NV (c)	237,752	23,410,556
EXOR NV	294,321	33,052,467
Heineken Holding NV	383,617	31,484,608
Heineken NV (Bearer)	852,397	85,527,947
IMCD NV	168,667	25,739,480
ING Groep NV (Certificaten Van Aandelen)	9,777,019	174,670,042
JDE Peet's BV	360,673	7,934,613
Koninklijke Ahold Delhaize NV	2,794,263	86,658,627
Koninklijke KPN NV	11,683,172	43,803,831
Koninklijke Philips Electronics NV	2,379,601	64,998,498
NN Group NV	801,339	37,389,790
NN Group NV rights (a)(b)(d)	787,714	1,777,795
OCI NV	312,778	8,578,270
Randstad NV	321,191	16,975,536
Universal Music Group NV	2,435,460	75,897,934
Universal Music Group NV rights (b)(d)	2,377,116	696,408
Wolters Kluwer NV	735,533	117,309,809
TOTAL NETHERLANDS		2,353,803,601
New Zealand - 0.3%
Auckland International Airport Ltd.	3,942,943	18,905,071
Fisher & Paykel Healthcare Corp.	1,728,405	31,342,291
Mercury Nz Ltd.	2,062,994	8,471,058
Meridian Energy Ltd.	3,830,732	15,918,116
Spark New Zealand Ltd.	5,369,356	13,779,768
Xero Ltd. (b)	428,300	38,470,870
TOTAL NEW ZEALAND		126,887,174
Norway - 0.6%
Aker BP ASA	935,298	24,146,910
DNB Bank ASA	2,511,120	49,171,817
Equinor ASA	2,666,487	77,402,079
Gjensidige Forsikring ASA	591,940	10,387,827
Kongsberg Gruppen ASA	260,338	22,383,247
Mowi ASA	1,377,444	24,769,996
Norsk Hydro ASA	3,926,887	26,591,476
Orkla ASA	2,074,755	16,611,556
Salmar ASA	195,398	11,931,750
Telenor ASA	1,863,889	21,843,956
TOTAL NORWAY		285,240,614
Poland - 0.0%
InPost SA (b)	591,940	10,669,063
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(e)	2,598,658	28
Energias de Portugal SA	9,287,586	37,791,522
Galp Energia SGPS SA Class B	1,375,527	28,926,135
Jeronimo Martins SGPS SA	838,134	18,803,325
TOTAL PORTUGAL		85,521,010
Singapore - 1.4%
CapitaLand Ascendas REIT	11,053,238	21,350,615
CapitaLand Integrated Commercial Trust	15,938,684	23,120,057
CapitaLand Investment Ltd.	7,699,979	15,158,336
DBS Group Holdings Ltd.	5,897,058	157,071,579
Genting Singapore Ltd.	17,897,384	12,053,448
Grab Holdings Ltd. (b)	6,222,355	22,836,043
Keppel Ltd.	4,310,685	21,438,575
Oversea-Chinese Banking Corp. Ltd.	10,022,037	107,622,674
Sea Ltd. ADR (b)	1,084,025	73,193,368
Sembcorp Industries Ltd.	2,645,300	9,964,903
Singapore Airlines Ltd.	4,406,411	22,077,711
Singapore Exchange Ltd.	2,537,345	17,952,204
Singapore Technologies Engineering Ltd.	4,620,829	14,294,749
Singapore Telecommunications Ltd.	24,439,219	44,855,879
STMicroelectronics NV (France)	2,003,949	84,624,024
United Overseas Bank Ltd.	3,742,384	85,334,080
TOTAL SINGAPORE		732,948,245
South Africa - 0.2%
Anglo American PLC (United Kingdom)	3,760,888	121,759,504
Spain - 2.6%
Acciona SA	73,062	9,380,179
ACS Actividades de Construccion y Servicios SA	603,034	26,999,481
Aena SME SA (c)	221,977	43,410,420
Amadeus IT Holding SA Class A	1,333,342	95,177,295
Banco Bilbao Vizcaya Argentaria SA	17,278,552	187,495,851
Banco de Sabadell SA	16,101,423	34,010,916
Banco Santander SA (Spain)	46,838,963	247,017,059
CaixaBank SA	11,102,029	63,582,140
Cellnex Telecom SA (c)	1,463,669	53,467,924
EDP Renovaveis SA	923,632	14,843,149
Endesa SA	940,077	18,723,406
Grifols SA (a)(b)	882,851	8,973,640
Iberdrola SA	17,109,747	225,827,626
Industria de Diseno Textil SA	3,228,522	153,521,369
Redeia Corp. SA	1,201,076	21,645,400
Repsol SA	3,603,127	58,819,998
Telefonica SA (a)	13,615,704	63,630,385
TOTAL SPAIN		1,326,526,238
Sweden - 3.2%
Alfa Laval AB	856,325	39,796,543
ASSA ABLOY AB (B Shares)	2,966,501	87,176,733
Atlas Copco AB:
(A Shares)	7,949,924	153,149,528
(B Shares)	4,619,736	76,699,666
Beijer Ref AB (B Shares) (a)	1,068,000	17,482,932
Boliden AB	809,511	28,375,960
Epiroc AB:
(A Shares)	1,950,473	40,940,591
(B Shares)	1,154,209	21,678,448
EQT AB	1,105,491	33,863,120
Essity AB (B Shares)	1,803,357	46,332,522
Evolution AB (c)	544,404	58,725,427
Fastighets AB Balder (a)(b)	1,961,612	13,281,546
Getinge AB (B Shares)	676,992	12,113,504
H&M Hennes & Mauritz AB (B Shares) (a)	1,699,207	30,045,751
Hexagon AB (B Shares)	6,144,877	67,685,190
Holmen AB (B Shares)	225,597	9,447,510
Husqvarna AB (B Shares)	1,037,719	8,641,094
Industrivarden AB:
(A Shares) (a)	368,442	13,116,308
(C Shares)	462,542	16,247,639
Indutrade AB	808,715	20,980,131
Investment AB Latour (B Shares)	438,213	12,267,162
Investor AB (B Shares)	5,122,765	139,008,066
L E Lundbergforetagen AB (B Shares)	224,937	11,444,121
Lifco AB (B Shares)	689,936	18,335,401
Nibe Industrier AB (B Shares) (a)	4,485,413	22,996,646
Saab AB (B Shares)	948,018	23,010,998
Sagax AB	650,168	17,163,659
Sandvik AB	3,155,715	69,678,846
Securitas AB (B Shares) (a)	1,455,607	14,980,059
Skandinaviska Enskilda Banken AB (A Shares)	4,696,669	66,912,441
Skanska AB (B Shares) (a)	1,007,056	17,787,587
SKF AB (B Shares)	1,008,818	22,163,985
Svenska Cellulosa AB SCA (B Shares) (a)	1,793,614	27,522,967
Svenska Handelsbanken AB (A Shares)	4,316,968	40,625,343
Swedbank AB (A Shares)	2,512,798	52,319,820
Swedish Orphan Biovitrum AB (b)	576,838	15,510,893
Tele2 AB (B Shares)	1,587,997	15,530,402
Telefonaktiebolaget LM Ericsson (B Shares)	8,210,670	50,590,573
Telia Co. AB	6,982,719	18,168,798
Trelleborg AB (B Shares)	637,208	24,933,705
Volvo AB:
(A Shares)	592,670	16,106,740
(B Shares)	4,701,376	126,537,091
Volvo Car AB (a)	2,204,625	7,424,739
TOTAL SWEDEN		1,626,800,185
Switzerland - 6.2%
ABB Ltd. (Reg.)	4,734,638	261,046,359
Adecco SA (Reg.)	498,492	18,918,186
Alcon, Inc. (Switzerland)	1,478,962	132,848,063
Avolta AG	271,015	11,004,302
Bachem Holding AG (B Shares)	99,890	9,030,718
Baloise Holdings AG	135,554	23,420,291
Banque Cantonale Vaudoise	89,151	9,407,694
Barry Callebaut AG	10,559	18,353,571
BKW AG	62,509	9,850,307
Chocoladefabriken Lindt & Spruengli AG	2,872	33,426,001
Chocoladefabriken Lindt & Spruengli AG	319	37,880,883
Clariant AG (Reg.)	638,586	10,234,158
Compagnie Financiere Richemont SA Series A	1,591,082	256,031,933
DSM-Firmenich AG	550,426	63,713,568
Ems-Chemie Holding AG	20,767	17,209,566
Geberit AG (Reg.)	98,942	60,856,199
Givaudan SA	27,329	128,837,061
Helvetia Holding AG (Reg.)	109,858	14,772,860
Julius Baer Group Ltd.	609,703	36,625,694
Kuehne & Nagel International AG	142,958	40,543,324
Logitech International SA (Reg.)	461,109	46,152,133
Lonza Group AG	220,405	119,647,008
Novartis AG	5,833,383	603,743,221
Partners Group Holding AG	67,170	90,399,283
Sandoz Group AG	1,211,849	42,867,915
Schindler Holding AG:
(participation certificate)	120,508	31,348,935
(Reg.)	69,487	17,619,796
SGS SA (Reg.)	443,661	41,316,107
Sig Group AG	905,126	18,851,593
Sika AG	451,222	137,554,263
Sonova Holding AG	150,006	47,659,853
Straumann Holding AG	330,358	43,247,667
Swatch Group AG (Bearer)	85,641	18,345,024
Swatch Group AG (Bearer) (Reg.)	155,727	6,483,884
Swiss Life Holding AG	87,364	61,078,374
Swiss Prime Site AG	228,807	21,192,309
Swisscom AG	76,659	42,527,354
Temenos AG	189,111	12,210,420
UBS Group AG	9,734,404	309,686,903
VAT Group AG (c)	79,912	43,822,681
Zurich Insurance Group Ltd.	433,169	227,979,752
TOTAL SWITZERLAND		3,177,745,213
United Arab Emirates - 0.0%
NMC Health PLC (b)(e)	250,069	3
United Kingdom - 10.4%
3i Group PLC	2,880,873	106,151,402
Admiral Group PLC	770,584	26,735,258
Ashtead Group PLC	1,294,320	94,800,063
Associated British Foods PLC	1,001,607	32,724,459
AstraZeneca PLC (United Kingdom)	4,588,219	713,234,207
Auto Trader Group PLC (c)	2,667,164	28,057,156
Aviva PLC	8,013,574	49,220,179
BAE Systems PLC	8,955,686	159,465,059
Barclays PLC	44,478,964	125,622,199
Barratt Developments PLC	2,884,501	18,704,415
Berkeley Group Holdings PLC	313,650	21,165,252
British American Tobacco PLC (United Kingdom)	5,943,021	183,786,936
BT Group PLC (a)	19,145,377	32,053,881
Bunzl PLC	1,000,475	37,613,085
Burberry Group PLC	1,061,298	14,077,230
Centrica PLC	15,798,677	28,676,348
CK Hutchison Holdings Ltd.	7,935,046	38,747,506
Coca-Cola European Partners PLC	611,121	45,045,729
Compass Group PLC	5,040,399	141,515,226
Croda International PLC	392,615	22,935,917
DCC PLC (United Kingdom)	292,574	21,366,397
Diageo PLC	6,585,155	221,704,946
Entain PLC	1,891,125	16,479,469
Flutter Entertainment PLC (b)	525,185	101,063,609
Halma PLC	1,123,636	32,164,770
Hargreaves Lansdown PLC	1,052,881	14,293,391
HSBC Holdings PLC (United Kingdom)	55,882,488	498,073,779
Imperial Brands PLC	2,429,275	60,365,344
Informa PLC	4,027,767	43,838,312
InterContinental Hotel Group PLC	482,852	49,033,012
Intertek Group PLC	477,675	29,316,963
J Sainsbury PLC	4,923,614	17,456,388
JD Sports Fashion PLC	7,670,263	12,606,665
Kingfisher PLC	5,541,753	18,761,100
Land Securities Group PLC	2,094,411	17,581,719
Legal & General Group PLC	17,698,160	56,760,630
Lloyds Banking Group PLC	187,444,534	133,809,471
London Stock Exchange Group PLC	1,347,438	157,942,050
M&G PLC	6,691,265	17,107,782
Melrose Industries PLC	3,880,967	30,710,570
National Grid PLC	11,061,646	125,328,357
National Grid PLC rights 6/10/24 (b)	3,158,745	7,930,528
NatWest Group PLC	19,366,181	78,341,938
Next PLC	357,441	42,810,692
Pearson PLC	1,807,750	21,979,080
Persimmon PLC	946,179	17,676,754
Phoenix Group Holdings PLC	2,075,013	13,203,697
Reckitt Benckiser Group PLC	2,091,128	119,682,288
RELX PLC (London Stock Exchange)	5,556,050	243,726,594
Rentokil Initial PLC	7,471,880	39,834,356
Rolls-Royce Holdings PLC (b)	24,910,897	145,501,289
Sage Group PLC	2,973,269	39,055,580
Schroders PLC	2,385,624	12,034,398
Segro PLC	3,762,610	44,185,535
Severn Trent PLC	796,714	24,344,996
Smith & Nephew PLC	2,587,769	32,744,412
Smiths Group PLC	1,026,991	22,724,970
Spirax-Sarco Engineering PLC	217,870	24,913,335
SSE PLC	3,236,268	72,803,614
Standard Chartered PLC (United Kingdom)	6,533,548	65,078,004
Taylor Wimpey PLC	10,474,878	19,831,142
Tesco PLC	20,833,122	82,872,053
Unilever PLC	7,414,983	406,067,292
United Utilities Group PLC	2,018,185	26,288,484
Vodafone Group PLC	68,126,678	65,864,897
Whitbread PLC	546,036	20,706,716
Wise PLC (b)	1,819,820	19,122,758
WPP PLC	3,192,195	33,412,949
TOTAL UNITED KINGDOM		5,338,834,582
United States of America - 8.8%
BP PLC	49,793,331	311,481,484
CSL Ltd.	1,430,283	266,554,027
CyberArk Software Ltd. (b)	125,231	28,709,207
Experian PLC	2,718,534	125,971,836
Ferrovial SE	1,534,551	60,646,585
Ferrovial SE rights (a)(b)(d)	1,505,231	495,365
GSK PLC	12,267,601	275,260,659
Haleon PLC	20,271,653	84,236,747
Holcim AG	1,542,632	135,520,137
James Hardie Industries PLC CDI (b)	1,289,502	40,144,424
Monday.com Ltd. (b)	108,600	24,533,826
Nestle SA (Reg. S)	7,902,399	838,809,265
QIAGEN NV (Germany)	655,149	28,049,687
Roche Holding AG:
(Bearer)	94,730	26,511,815
(participation certificate)	2,079,377	530,900,117
Sanofi SA	3,369,079	329,839,564
Schneider Electric SA	1,610,651	401,825,837
Shell PLC:
(London)	18,951,957	684,066,415
rights (b)(d)	18,969,805	6,525,613
Stellantis NV (Italy)	6,557,607	145,290,628
Swiss Re Ltd.	892,712	113,845,907
Tenaris SA	1,397,614	23,091,889
TOTAL UNITED STATES OF AMERICA		4,482,311,034
TOTAL COMMON STOCKS (Cost $38,868,695,063)		49,744,492,220

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (b)	395,122	77,789,250
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	174,392	16,859,404
Dr. Ing. h.c. F. Porsche AG Series F (c)	337,036	27,997,619
Henkel AG & Co. KGaA	500,941	45,350,424
Porsche Automobil Holding SE (Germany)	453,204	25,007,161
Sartorius AG (non-vtg.)	77,568	20,560,788
Volkswagen AG	610,304	76,691,542
TOTAL GERMANY		212,466,938
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $257,109,457)		290,256,188

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $37,256,774)	37,707,000	37,268,342

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	1,101,810,785	1,102,031,147
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	281,249,740	281,277,865
TOTAL MONEY MARKET FUNDS (Cost $1,383,309,012)		1,383,309,012

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $40,546,370,306)	51,455,325,762
NET OTHER ASSETS (LIABILITIES) - (0.5)% (j)	(231,370,378)
NET ASSETS - 100.0%	51,223,955,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9,960	Jun 2024	1,180,359,600	33,090,239	33,090,239

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $632,283,063 or 1.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,268,342.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $13,046,660 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,182,680,033	1,629,773,937	1,710,433,156	11,794,538	10,333	-	1,102,031,147	2.3%
Fidelity Securities Lending Cash Central Fund 5.39%	163,483,306	504,941,932	387,147,373	459,125	-	-	281,277,865	1.1%
Total	1,346,163,339	2,134,715,869	2,097,580,529	12,253,663	10,333	-	1,383,309,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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